RISK MANAGEMENT (Details 4) - Macro Economic [Member] - Average Estimates 2019 - 2020 [Member]	Dec. 31, 2018
Official Interest Rate [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.78%
Official Interest Rate [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	2.82%
Official Interest Rate [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	3.91%
Official Interest Rate [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	4.99%
Official Interest Rate [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	6.03%
Unemployment Rate [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	8.47%
Unemployment Rate [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	7.53%
Unemployment Rate [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	6.55%
Unemployment Rate [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	6.10%
Unemployment Rate [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	5.57%
Housing Price Growth [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	0.89%
Housing Price Growth [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.06%
Housing Price Growth [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.50%
Housing Price Growth [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	2.68%
Housing Price Growth [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	4.49%
GDP Growth [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.40%
GDP Growth [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	2.22%
GDP Growth [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	2.99%
GDP Growth [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	3.87%
GDP Growth [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	4.68%
Consumer Price Index [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.14%
Consumer Price Index [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	1.98%
Consumer Price Index [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	2.83%
Consumer Price Index [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	3.75%
Consumer Price Index [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of macroeconomic annual growth forecasts	4.59%